Consolidated Statements of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net income		$ 768	$ 578	$ 471
Adjustments to reconcile net income to net cash provided by operating activities:
Policy acquisition costs deferred		(601)	(288)	(250)
Deferred income tax expense (benefit)		(19)	31	137
Changes in operating assets and liabilities:
Net cash provided by operating activities		1,199	1,049	599
Available-for-sale securities
Net cash (used in) provided by investing activities		(2,602)	(52)	1,332
Consolidated variable interest entities related:
Net cash provided by (used in) financing activities		1,155	(944)	(2,295)
Effect of exchange rate changes on cash and cash equivalents		(13)	(4)	0
Net (decrease) increase in cash and cash equivalents		(261)	49	(364)
Cash and cash equivalents at beginning of year	[1]	2,720	2,671	3,035
Cash and cash equivalents at end of year	[1]	2,459	2,720	2,671
Supplementary information
Cash (refunded) paid for taxes		(31)	(34)	59
Cash paid for interest		9	22	56
Non-cash transactions
Deposits on investment-type policies and contracts through reinsurance agreements		3,441	1,182	418
Withdrawals on investment-type policies and contracts through reinsurance agreements		448	373	219
Investments received from settlements on reinsurance agreements		47	75	6
Investment funds acquired in exchange for non-cash assets and liabilities		0	473	0
Issuance of capital for payment of liabilities		0	0	199
Reduction in investments and other assets and liabilities relating to reinsurance		0	920	0
Consolidated Entity Excluding Variable Interest Entities (VIE)
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of deferred acquisition costs and value of business acquired		318	206	124
Amortization of deferred sales inducements		39	21	4
Amortization (accretion) of net investment premiums, discounts, and other (related party: 2016 – $(6), 2015 – $(8) and 2014 – $0)		(172)	(77)	92
Payment at inception of coinsurance agreement		0	(10)	0
Stock-based compensation		84	67	373
Net investment (income) loss (related party: 2016 – $(51), 2015 – $(6) and 2014 – $(53))		(25)	8	(134)
Net recognized (gains) losses on investments and derivatives		(342)	520	(1,463)
Policy acquisition costs deferred		(601)	(288)	(250)
Deferred income tax expense (benefit)		(19)	31	137
Changes in operating assets and liabilities:
Accrued investment income		(34)	38	4
Interest sensitive contract liabilities		925	874	2,144
Future policy benefits, other policy claims and benefits, dividends payable to policyholders and reinsurance recoverable		344	(573)	(698)
Current income tax recoverable		8	15	(77)
Funds withheld assets and liabilities		(128)	(278)	(1)
Other assets and liabilities		(22)	(56)	(37)
Sales, maturities, and repayments of:
Trading securities (related party: 2016 – $26, 2015 – $72 and 2014 – $271)		748	1,226	807
Mortgage loans		1,176	788	1,062
Investment funds (related party: 2016 – $293, 2015 – $99 and 2014 – $228)		420	343	793
Derivative instruments and other invested assets (related party: 2016 – $8, 2015 – $0 and 2014 – $0)		468	1,151	1,863
Real estate		36	63	0
Short-term investments (related party: 2016 – $55, 2015 – $130 and 2014 – $0)		870	207	0
Available-for-sale securities
Fixed maturity securities (related party: 2016 – $(82), 2015 – $(64) and 2014 – $(527))		(11,797)	(11,069)	(11,000)
Equity securities (related party: 2016 – $(20), 2015 – $0 and 2014 – $0)		(319)	(239)	(51)
Trading securities (related party: 2016 – $(39), 2015 – $(52) and 2014 – $(320))		(868)	(1,409)	(551)
Mortgage loans		(1,157)	(672)	(908)
Investment funds (related party: 2016 – $(441), 2015 – $(510) and 2014 – $(517))		(535)	(614)	(676)
Derivative instruments and other invested assets		(686)	(698)	(682)
Real estate		(39)	(6)	0
Short-term investments (related party: 2016 – $0, 2015 – $(85) and 2014 – $0)		(873)	(267)	(17)
Change in restricted cash		59	(39)	37
Acquisition of subsidiaries, net of cash acquired		0	162	33
Cash settlement of derivatives		34	25	1
Other investing activities, net		(185)	279	(241)
Cash flows from financing activities
Capital contributions		1	1,116	305
Repayment of note payables		0	(4)	(300)
Deposits on investment-type policies and contracts		5,791	3,460	3,393
Withdrawals on investment-type policies and contracts		(4,617)	(4,783)	(5,551)
Payments for coinsurance agreements on investment-type contracts, net		(89)	(153)	(320)
Consolidated variable interest entities related:
Net change in cash collateral posted for derivative transactions		516	(535)	661
Repurchase of common stock		(20)	(3)	(78)
Other financing activities, net		73	(12)	75
Cash and cash equivalents at beginning of year		2,714
Cash and cash equivalents at end of year		2,445	2,714
Consolidated Entity Excluding Variable Interest Entities (VIE) | Fixed Maturity Securities
Sales, maturities, and repayments of:
Available-for-sale securities		9,211	10,424	9,909
Consolidated Entity Excluding Variable Interest Entities (VIE) | Equity Securities
Sales, maturities, and repayments of:
Available-for-sale securities		350	53	11
Variable Interest Entities
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization (accretion) of net investment premiums, discounts, and other (related party: 2016 – $(6), 2015 – $(8) and 2014 – $0)		3	4	(14)
Net investment (income) loss (related party: 2016 – $(51), 2015 – $(6) and 2014 – $(53))		3	3	1
Net recognized (gains) losses on investments and derivatives		25	(35)	(67)
Changes in operating assets and liabilities:
Other assets and liabilities		25	1	(10)
Available-for-sale securities
Sales, maturities, and repayments of investments (related party: 2016 – $22, 2015 – $244 and 2014 – $1,401)		504	257	1,410
Purchases of investments (related party: 2016 – $(19), 2015 – $(17) and 2014 – $(482))		(19)	(17)	(491)
Change in restricted cash		0	0	23
Consolidated variable interest entities related:
Proceeds from borrowings		0	0	319
Repayment on borrowings		(500)	0	(723)
Capital contributions from noncontrolling interests		0	0	21
Capital distributions to noncontrolling interests		0	(30)	$ (97)
Cash and cash equivalents at beginning of year		6
Cash and cash equivalents at end of year		$ 14	$ 6

[1]	Includes cash and cash equivalents of consolidated variable interest entities